Interest in Other Entities (Details) - Schedule of summarized statement of cash flows - USD ($) $ in Thousands		3 Months Ended	4 Months Ended	6 Months Ended				12 Months Ended
		Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021		Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Gain (losses) from exchange differences on cash and cash equivalents		$ (12)		$ 181		$ (41)
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities				1,235		858	[1]	$ 127
Cash flow used in investing activities				(6)		(131)	[1]	(211)
Cash flow from financing activities				(146)		800	[1]	824
Gain (losses) from exchange differences on cash and cash equivalents				(288)		18	[1]	38
Net (decrease) increase in cash and cash equivalents				795		$ 1,545	[1]	778
Jeffs' Brands Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities				(1,054)	$ (174)			(863)
Cash flow used in investing activities				(3)	(4,728)			(4,730)
Cash flow from financing activities				731	4,761			5,695
Net (decrease) increase in cash and cash equivalents				$ (326)	$ (141)			$ 102
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities	[1]		$ 989
Cash flow used in investing activities	[1]		(9)
Cash flow from financing activities	[1]		1,661
Gain (losses) from exchange differences on cash and cash equivalents	[1]		51
Net (decrease) increase in cash and cash equivalents	[1]		$ 2,692
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities		(774)
Cash flow used in investing activities		(117)
Cash flow from financing activities		10,281
Net (decrease) increase in cash and cash equivalents		$ 9,378

[1]	translated at average exchange rates for each period.